Profit Interest Units of SIS Holdings LP (Details) - Schedule of equity-based compensation costs - SIS Holdings [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	$ 131	$ 130	$ 394	$ 390	$ 503	$ 224
Sales and marketing	$ 516	$ 562	$ 1,620	$ 1,643	2,211	1,196
Research and development					360	712
General and administrative					1,161	1,853
Total					$ 4,235	$ 3,985